CONDENSED PARENT ONLY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED PARENT ONLY FINANCIAL STATEMENTS

20. CONDENSED PARENT ONLY FINANCIAL STATEMENTS

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company. The ability of the Company’s operating subsidiaries to pay dividends may be restricted due to the restriction of paid-in capital, additional paid-in capital and statutory surplus reserves of the Company under PRC laws and regulations.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. Please refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

LOBO EV TECHNOLOGIES LTD

(Parent Company Only)

CONDENSED BALANCE SHEETS

(IN U.S. DOLLARS)

	As of
	December 31,
	2023	2022
Assets
Investment in subsidiaries(1)	$5,653,553	$4,866,845
Total Assets(1)	5,653,553	4,866,845

Liabilities and Shareholders’ Equity
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 6,400,000 shares issued and outstanding, as of December 31, 2023 and 2022, respectively) (2)	6,400	6,400
Subscription receivable	-	-)
Additional paid-in capital(1) (2)	3,013,333	3,013,333
Retained earnings(2)	2,490,044	1,619,682
Accumulated other comprehensive income	(377,790)	(194,900
Statutory reserve	521,566	422,330
Equity attributable to LOBO EV Technologies LTD’s shareholders(1)	$5,653,553	$4,866,845
Total shareholders’ equity(1)	5,653,553	4,866,845
Total Liabilities and Shareholders’ Equity(1)	5,653,553	4,866,845

(1)	Reflects retrospectively the additional Reorganization consideration of $1,437,646. Refer to Note 1, “Organization and Principal Activities.”
(2)	Reflects retrospectively the stock dividend of 700,000 shares of ordinary shares issued on September 1, 2023. Refer to Note 1, “Organization and Principal Activities.”

LOBO EV TECHNOLOGIES LTD

(Parent Company Only)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(IN U.S. DOLLARS)

For the year ended December 31,
	2023	2022
Revenues	$-	$-
Cost of revenues	-	-
Gross Profit	-	-

Operating expenses
Selling and marketing expenses	-	-
General and administrative expenses	-	-
Research and development expenses	-	-
Total operating expenses	-	-

Operating income	-	-

Other expenses (income)
Interest expense (income)	-	-
Other (income) expense	-	-
Total other expenses, net	-	-
Income before income tax expense	-	-
Income tax expense	-	-
Equity income of subsidiaries	969,598	1,072,433
Net Income	$969,598	$1,072,433

Other comprehensive income (loss):
Foreign currency translation adjustments	182,890	348,963
Total comprehensive income	$1,152,488	$1,421,396

LOBO EV TECHNOLOGIES LTD

(Parent Company Only)

CONDENSED STATEMENTS OF CASH FLOWS

(IN U.S. DOLLARS)

	For the year ended December 31,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$969,598	$1,072,433
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	(969,598)	(1,072,433)
Net cash provided by (used in) operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	-	-

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	-
CASH AND CASH EQUIVALENTS, beginning of period	-	-
CASH AND CASH EQUIVALENTS, end of period	$-	$-

Dividends

The Company through its PRC subsidiaries paid cash dividends of nil and nil to its shareholders for the years ended December 31, 2023 and 2022, respectively.

On September 15, 2023, the Company issued 700,000 shares on a pro-rata basis to the existing shareholders. The Company determined the fair value of the stock dividend is $2,212,000, and retrospectively adjusted the stock dividend to the consolidated financial statements as of December 31, 2022, respectively.